Income Taxes - Summary of Detail Information of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Re-measurements of post-employment benefits	$ (48)	$ (13)	$ (126)
Exchange differences, cash flow and net investment hedges	10	(41)	(51)
Income tax (losses)/gains	$ (38)	$ (54)	$ (177)